Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Subsequent Event [Member] Morningstar [Member]
Subsequent Event [Line Items]
Proceeds from sale of fixed assets	$ 61,777	$ 224	$ 1,490	$ 710	$ 1,006	$ 60,000